CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 282,676	$ 108,685	$ 594,237	$ 314,146	$ 338,863	$ 516,807
Revenues from related parties					0	6,500
Total revenues					338,863	523,307
Cost of services	311,519	321,755	904,091	1,178,388	1,224,652	1,197,936
Gross (Loss)/Profit	(28,843)	(213,070)	(309,854)	(864,242)	(885,789)	(674,629)
Operating expenses:
Selling and marketing	192,881	171,594	510,448	747,990	884,440	1,537,732
Research and development	85,192	92,857	255,805	293,877	375,817	610,329
General and administrative	602,041	(27,278)	1,894,964	4,161,269	4,633,702	6,455,327
Amortization and depreciation	150,328	128,381	428,701	396,269	534,220	416,009
Total operating expenses	1,030,442	365,554	3,089,918	5,599,405	6,428,179	9,019,397
Operating loss	(1,059,285)	(578,624)	(3,399,772)	(6,463,647)	(7,313,968)	(9,694,026)
Other income (expense):
Other income (expense)	0	0	750	0	3,814	0
Unrealized gain on marketable securities	900	0	0	0	(10,200)	(10,200)
Unrealized gain (loss) on derivative liabilities	351,055	0	(2,990,096)	0	187,932	0
Loss on settlement of debt	0	0	(1,664,281)	0
Loss on conversion of accounts receivable to marketable securities					0	(36,000)
Interest income (expense)	266	81	(676,181)	3,345	(72,443)	(10,587)
Interest expense - related party					(4,280)	0
Total other income (expense)	352,221	81	(5,329,808)	3,345	104,823	(56,787)
Net loss	(707,064)	(578,543)	(8,729,580)	(6,460,302)	(7,209,145)	(9,750,813)
Preferred stock dividend	(20,000)	0	(60,000)	(594,641)	(594,641)	0
Dividend on Series A Convertible preferred stock					(58,733)	0
Net loss available to common stockholders	$ (727,064)	$ (578,543)	$ (8,789,580)	$ (7,054,943)	$ (7,862,519)	$ (9,750,813)
Net loss per common share-basic and diluted	$ (0.01)	$ (0.01)	$ (0.09)	$ (0.09)	$ (0.10)	$ (0.16)
Weighted average common shares outstanding-basic and diluted	107,382,344	81,800,488	95,840,596	80,007,507	80,445,509	61,962,359